Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other payables	$ 400,279	$ 403,598
Accrued expenses	178,587	335,511
Accrued salaries and welfare	291,291	333,974
Provision for taxation - PRC	2,338,539	2,332,823
Accrued interest	2,144,626	2,804,169
Total	$ 5,353,322	$ 6,210,075